Summary Information about Options Outstanding (Detail) (USD $)	3 Months Ended
Mar. 31, 2015
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 5.20
Range of Exercise Prices, upper limit	$ 43.40
Options Number Outstanding	872,039
Options Outstanding Weighted Average Remaining Contractual Life (Years)	7 years 2 months 27 days
Options Outstanding Weighted Average Exercise Price	$ 11.99
Options Number Exercisable	406,673
Options Exercisable Weighted Average Exercise Price	$ 15.11
Range 1
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 5.20
Range of Exercise Prices, upper limit	$ 8.40
Options Number Outstanding	179,175
Options Outstanding Weighted Average Remaining Contractual Life (Years)	7 years 11 months 9 days
Options Outstanding Weighted Average Exercise Price	$ 6.49
Options Number Exercisable	86,383
Options Exercisable Weighted Average Exercise Price	$ 6.94
Range 2
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 8.41
Range of Exercise Prices, upper limit	$ 8.80
Options Number Outstanding	256,625
Options Outstanding Weighted Average Remaining Contractual Life (Years)	8 years 11 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 8.80
Options Number Exercisable	65,375
Options Exercisable Weighted Average Exercise Price	$ 8.80
Range 3
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 8.81
Range of Exercise Prices, upper limit	$ 11.30
Options Number Outstanding	174,976
Options Outstanding Weighted Average Remaining Contractual Life (Years)	8 years 10 months 21 days
Options Outstanding Weighted Average Exercise Price	$ 10.84
Options Number Exercisable	18,655
Options Exercisable Weighted Average Exercise Price	$ 10.06
Range 4
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 11.31
Range of Exercise Prices, upper limit	$ 24.00
Options Number Outstanding	177,800
Options Outstanding Weighted Average Remaining Contractual Life (Years)	4 years 6 months 11 days
Options Outstanding Weighted Average Exercise Price	$ 14.75
Options Number Exercisable	153,385
Options Exercisable Weighted Average Exercise Price	$ 14.88
Range 5
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 24.01
Range of Exercise Prices, upper limit	$ 43.40
Options Number Outstanding	83,463
Options Outstanding Weighted Average Remaining Contractual Life (Years)	1 year 11 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 30.17
Options Number Exercisable	82,875
Options Exercisable Weighted Average Exercise Price	$ 30.20